Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Principal LifeTime 2030 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Lifetime 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 389 of the Fund’s prospectus, Appendix B to the prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions”, and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.Principal Risks of Investing in a Fund of FundsFund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.Principal Risks due to the Fund’s Investments in Underlying FundsCounterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund’s initial investment.•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.•Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.Redemption and Large Transaction Risk. Ownership of the fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.Investment Advisor and Portfolio ManagersPrincipal Global Investors, LLC
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above:Q2 202015.42%Lowest return for a quarter during the period of the bar chart above:Q1 2020(15.80)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Principal LifeTime 2030 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 642
3 years	rr_ExpenseExampleYear03	836
5 years	rr_ExpenseExampleYear05	1,047
10 years	rr_ExpenseExampleYear10	$ 1,652
2012	rr_AnnualReturn2012	15.20%
2013	rr_AnnualReturn2013	18.87%
2014	rr_AnnualReturn2014	5.52%
2015	rr_AnnualReturn2015	(1.29%)
2016	rr_AnnualReturn2016	5.41%
2017	rr_AnnualReturn2017	18.02%
2018	rr_AnnualReturn2018	(7.76%)
2019	rr_AnnualReturn2019	21.96%
2020	rr_AnnualReturn2020	14.22%
2021	rr_AnnualReturn2021	12.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.80%)
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Principal LifeTime 2030 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	$ 181
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
1 year	rr_ExpenseExampleNoRedemptionYear01	81
3 years	rr_ExpenseExampleNoRedemptionYear03	252
5 years	rr_ExpenseExampleNoRedemptionYear05	439
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	11.62%
5 Years	rr_AverageAnnualReturnYear05	11.49%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Principal LifeTime 2030 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	11.66%
10 Years	rr_AverageAnnualReturnYear10	10.27%
Principal LifeTime 2030 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	$ 150
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	803
10 years	rr_ExpenseExampleYear10	$ 1,757
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	10.70%
10 Years	rr_AverageAnnualReturnYear10	9.31%
Principal LifeTime 2030 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	$ 118
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	11.04%
10 Years	rr_AverageAnnualReturnYear10	9.65%
Principal LifeTime 2030 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	9.86%
Principal LifeTime 2030 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	11.40%
10 Years	rr_AverageAnnualReturnYear10	9.99%
Principal LifeTime 2030 Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	8.10%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Principal LifeTime 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Principal LifeTime 2030 Fund | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	10.63%
10 Years	rr_AverageAnnualReturnYear10	9.83%

[1]	Principal Global Investors, LLC (“PGI”), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2023; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.